Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Options [Table] [Abstract]
Antidilutive options	3,700,000	6,300,000	8,800,000
Statement Line Items [Line Items]
Shareholders' income from continuing operations	$ 1,260	$ 1,279	$ 1,291
Shares (in thousands):
EPS	$ 4.65	$ 4.69	$ 4.71
Earnings Per Share Text (Details) [Abstract]
Common shares held in Treasury	80,612,000	79,066,000
Earnings Per Share Basic [Member]
Shares (in thousands):
Weighted average	270,691,000	272,866,000	274,058,000
Total shares	270,691,000	272,866,000	274,058,000
EPS	$ 4.65	$ 4.69	$ 4.71
Effect Of Dilution [Member]
Shares (in thousands):
Common stock equivalents	3,558,000	2,421,000	1,299,000
Total shares	3,558,000	2,421,000	1,299,000
EPS	$ (0.06)	$ (0.04)	$ (0.02)
Earnings Per Share Diluted [Member]
Shares (in thousands):
Weighted average	270,691,000	272,866,000	274,058,000
Common stock equivalents	3,558,000	2,421,000	1,299,000
Total shares	274,249,000	275,287,000	275,357,000
EPS	$ 4.59	$ 4.65	$ 4.69